Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Applied Finance Valuation Large Cap ETF
Shareholder Report [Line Items]
Fund Name	Applied Finance Valuation Large Cap ETF
Class Name	Applied Finance Valuation Large Cap ETF
Trading Symbol	VSLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Applied Finance Valuation Large Cap ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at www.appliedfinancefunds.com/ETF/InvestorResources or (833) 356-0909.
Additional Information Phone Number	(833) 356-0909
Additional Information Website	www.appliedfinancefunds.com/ETF/InvestorResources
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance Valuation Large Cap ETF	$25	0.49%¹
¹	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 545,756,586
Holdings Count | Holdings	460
Advisory Fees Paid, Amount	$ 1,120,525
Investment Company, Portfolio Turnover	20.63%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$545,756,586
Number of Holdings	460
Total Net Advisory Fee	$1,120,525
Portfolio Turnover Rate	20.63%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of June 30, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
Nvidia Corp.	10.18%
Apple, Inc.	9.33%
Alphabet, Inc. Class A	7.47%
Microsoft Corp.	6.14%
Meta Platforms, Inc.	3.86%
Eli Lilly & Co.	3.69%
Visa, Inc. Class A	2.98%
Broadcom, Inc.	2.86%
Mastercard, Inc. Class A	2.15%
Booking Holdings, Inc.	1.27%

Applied Finance IVS US SMID ETF
Shareholder Report [Line Items]
Fund Name	Applied Finance IVS US SMID ETF
Class Name	Applied Finance IVS US SMID ETF
Trading Symbol	IVSS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Applied Finance IVS US SMID ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at www.appliedfinancefunds.com/ETF/InvestorResources or (833) 356-0909.
Additional Information Phone Number	(833) 356-0909
Additional Information Website	www.appliedfinancefunds.com/ETF/InvestorResources
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance IVS US SMID ETF	$32	0.59%¹
¹	Annualized.

Expenses Paid, Amount	$ 32	[2]
Expense Ratio, Percent	0.59%	[2]
Net Assets	$ 26,906,439
Holdings Count | Holdings	362
Advisory Fees Paid, Amount	$ 53,058
Investment Company, Portfolio Turnover	52.32%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$26,906,439
Number of Holdings	362
Total Net Advisory Fee	$53,058
Portfolio Turnover Rate	52.32%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of June 30, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
Sterling Infrastructure, Inc.	2.87%
Sezzle, Inc.	2.09%
Dave, Inc.	1.87%
BrightSpring Health Services, Inc.	1.64%
Nextpower, Inc.	1.63%
HealthEquity, Inc.	1.50%
InterDigital, Inc.	1.50%
PJT Partners, Inc.	1.41%
Mercury General Corp.	1.31%
Lantheus Holdings, Inc.	1.25%

Applied Finance IVS International Large ETF
Shareholder Report [Line Items]
Fund Name	Applied Finance IVS International Large ETF
Class Name	Applied Finance IVS International Large ETF
Trading Symbol	IVSI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Applied Finance IVS International Large ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at www.appliedfinancefunds.com/ETF/InvestorResources or (833) 356-0909.
Additional Information Phone Number	(833) 356-0909
Additional Information Website	www.appliedfinancefunds.com/ETF/InvestorResources
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance IVS International Large ETF	$34	0.65%¹
¹	Annualized.

Expenses Paid, Amount	$ 34	[3]
Expense Ratio, Percent	0.65%	[3]
Net Assets	$ 7,910,771
Holdings Count | Holdings	193
Advisory Fees Paid, Amount	$ 23,318
Investment Company, Portfolio Turnover	20.53%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$7,910,771
Number of Holdings	193
Total Net Advisory Fee	$23,318
Portfolio Turnover Rate	20.53%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of June 30, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
ASML Holding NV	6.84%
Roche Holding AG	3.36%
BHP Group Ltd.	2.69%
Novartis AG	2.31%
Novo Nordisk A/S	2.16%
Investor AB	2.05%
AstraZeneca plc	1.93%
British American Tobacco plc	1.87%
Deutsche Telekom AG	1.81%
Allianz SE	1.78%

Applied Finance IVS International SMID ETF
Shareholder Report [Line Items]
Fund Name	Applied Finance IVS International SMID ETF
Class Name	Applied Finance IVS International SMID ETF
Trading Symbol	IVSX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Applied Finance IVS International SMID ETF for the period of February 20, 2026(inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at www.appliedfinancefunds.com/ETF/InvestorResources or (833) 356-0909.
Additional Information Phone Number	(833) 356-0909
Additional Information Website	www.appliedfinancefunds.com/ETF/InvestorResources
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance IVS International SMID ETF	$26¹	0.75%²
¹	Costs are for the period of February 20, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 26	[4]
Expense Ratio, Percent	0.75%	[5]
Net Assets	$ 4,588,603
Holdings Count | Holdings	249
Advisory Fees Paid, Amount	$ 10,697
Investment Company, Portfolio Turnover	28.31%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$4,588,603
Number of Holdings	249
Total Net Advisory Fee	$10,697
Portfolio Turnover Rate	28.31%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of June 30, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
Relo Group, Inc.	2.13%
Swissquote Group Holding SA	2.09%
Italgas S.p.A.	1.86%
Leopalace21 Corp.	1.78%
Temenos Group AG	1.78%
U.S. Bank Money Market Deposit Account	1.57%
Air France-KLM	1.40%
IONOS Group SE	1.40%
Lottomatica Group S.p.A.	1.31%
Diploma plc	1.28%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Costs are for the period of February 20, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
[5]	Annualized.